Concentration on Revenues and Cost of Goods Sold - Schedule of Concentration of Major Customers and Suppliers (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Company A [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Total Revenues	$ 10,229,593	$ 8,917,263	$ 11,908,185	$ 13,533,592
Company B [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Total Revenues	6,665,343	8,101,045	10,021,669	10,618,083
Total Major customers [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Total Revenues	$ 16,894,936	$ 17,018,308	$ 21,929,854	$ 24,151,675
Customer Concentration Risk [Member] | Company A [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Customer percentage	15.31%	13.81%	14.19%	14.98%
Customer Concentration Risk [Member] | Company B [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Customer percentage	9.98%	12.55%	11.94%	11.75%
Customer Concentration Risk [Member] | Total Major customers [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Customer percentage	25.29%	26.36%	26.13%	26.73%